Expense Example (dei_DocumentInformationDocumentAxis, (PIMCO Money Market Portfolio), Administrative Class, USD $)	0 Months Ended
Apr. 30, 2013
(PIMCO Money Market Portfolio) | Administrative Class
Expense Example:
Expense Example, with Redemption, 1 Year	$ 33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	$ 406